Statements of Operations (Unaudited) - USD ($)	3 Months Ended		6 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Jun. 30, 2021	Jun. 30, 2020	Dec. 31, 2020	Dec. 31, 2019
Income Statement [Abstract]
REVENUES
COST OF REVENUES
GROSS PROFIT
OPERATING EXPENSES:
Professional fees
General and administrative
Total operating expenses
LOSS FROM OPERATIONS BEFORE OTHER EXPENSES
OTHER INCOME (EXPENSE):
Interest expense, net of interest income
Total other income (expense)
LOSS FROM OPERATIONS BEFORE BENEFIT (PROVISION) FOR INCOME TAXES
BENEFIT (PROVISION) FOR INCOME TAXES
NET LOSS
NET LOSS PER SHARE
Basic and diluted
SHARES USED IN CALCULATION OF NET LOSS PER SHARE
Basic and diluted	235,176,673	235,176,673	235,176,673	235,176,673	235,176,673	235,176,673